Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimal Lease and Rental Commitments	At December 31, 2015, future minimal purchase, lease and rental commitments were as follows:

Years Ending December 31
2016	$2,352
2017	2,240
2018	1,505
2019	1,397
2020	—

Total	$7,494